Debt Instruments - Other Info (Details) - Debt instruments € in Millions	Dec. 31, 2017 EUR (€)
Debt Instruments
Government debt securities	€ 81,801
Other debt instruments	7,981
Financial assets pledged as security for certain commitments	89,782
1 day
Debt Instruments
Government debt securities	3,076
Other debt instruments	810
Financial assets pledged as security for certain commitments	3,886
1 week
Debt Instruments
Government debt securities	42,213
Other debt instruments	853
Financial assets pledged as security for certain commitments	43,066
1 month
Debt Instruments
Government debt securities	18,624
Other debt instruments	529
Financial assets pledged as security for certain commitments	19,153
3 months
Debt Instruments
Government debt securities	9,614
Other debt instruments	689
Financial assets pledged as security for certain commitments	10,303
6 months
Debt Instruments
Government debt securities	5,895
Other debt instruments	257
Financial assets pledged as security for certain commitments	6,152
1 year
Debt Instruments
Government debt securities	1,222
Other debt instruments	804
Financial assets pledged as security for certain commitments	2,026
More than 12 months
Debt Instruments
Government debt securities	1,157
Other debt instruments	4,039
Financial assets pledged as security for certain commitments	€ 5,196